Leases - Right-of-use assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Leases
Right-of-use assets at beginning of year	€ 201,131	€ 45,468
Right-of-use assets at end of year	154,127	201,131
Land and buildings
Leases
Right-of-use assets at beginning of year	192,633	45,390
Right-of-use assets at end of year	148,322	192,633
Company Cars and Equipment
Leases
Right-of-use assets at beginning of year	8,498	78
Right-of-use assets at end of year	5,805	8,498
Cost
Leases
Right-of-use assets at beginning of year	259,841	89,722
Additions	14,099	5,003
Disposals	27,507
Additions through business combination		166,431
Currency Translation	957	(1,317)
Right-of-use assets at end of year	247,390	259,841
Cost | Land and buildings
Leases
Right-of-use assets at beginning of year	250,411	89,510
Additions	10,402	3,935
Disposals	27,508
Additions through business combination		158,254
Currency Translation	942	(1,289)
Right-of-use assets at end of year	234,246	250,411
Cost | Company Cars and Equipment
Leases
Right-of-use assets at beginning of year	9,431	213
Additions	3,697	1,068
Disposals	1
Additions through business combination		8,177
Currency Translation	14	(28)
Right-of-use assets at end of year	13,144	9,431
Accumulated depreciation and impairment
Leases
Right-of-use assets at beginning of year	(58,710)	(44,254)
Additions (depreciation)	37,664	14,456
Disposals	(8,363)
Impairment	4,322
Currency Translation	(931)
Right-of-use assets at end of year	(93,264)	(58,710)
Accumulated depreciation and impairment | Land and buildings
Leases
Right-of-use assets at beginning of year	(57,777)	(44,119)
Additions (depreciation)	31,271	13,658
Disposals	(8,363)
Impairment	4,322
Currency Translation	(918)
Right-of-use assets at end of year	(85,925)	(57,777)
Accumulated depreciation and impairment | Company Cars and Equipment
Leases
Right-of-use assets at beginning of year	(933)	(135)
Additions (depreciation)	6,393	798
Currency Translation	(13)
Right-of-use assets at end of year	€ (7,339)	€ (933)